DEBT (Narrative) (Details)					1 Months Ended				12 Months Ended
	Apr. 15, 2020 USD ($)	Aug. 12, 2019 USD ($)	Apr. 15, 2019 USD ($)	Feb. 03, 2019 USD ($)	Dec. 23, 2020 USD ($)	Jun. 22, 2020 USD ($)	May 22, 2020 USD ($)	Sep. 25, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Mar. 31, 2020 $ / shares	Feb. 03, 2020 USD ($) Installments	Dec. 23, 2019 USD ($)	Aug. 26, 2019 USD ($)	May 22, 2019 USD ($)	Sep. 15, 2018 USD ($) Installments
Debt Instrument [Line Items]
Notes payable outstanding balance									$ 42,942	$ 42,299
Debt discount										94,627
Warrant [Member]
Debt Instrument [Line Items]
Exercise price | $ / shares											$ 9.00
Third Party - Insurance Note 1 [Member]
Debt Instrument [Line Items]
Monthly installments of principal and interest					$ 2,416				2,218
Interest rate					7.75%								7.31%
Notes payable outstanding balance					$ 30,994				23,327	28,500			$ 28,500
Third Party - Insurance Note 2 [Member]
Debt Instrument [Line Items]
Monthly installments of principal and interest	$ 5,263		$ 5,326
Interest rate	5.26%		6.36%
Notes payable outstanding balance	$ 51,379		$ 51,940						10,457
Third Party - Insurance Note 3 [Member]
Debt Instrument [Line Items]
Notes payable outstanding balance									9,158	13,799						$ 13,799
Number of installment | Installments																5
Third Party - Insurance Note 4 [Member]
Debt Instrument [Line Items]
Monthly installments of principal and interest				$ 14,520					13,726
Interest rate				6.36%
Notes payable outstanding balance				$ 141,058								$ 109,812
Number of installment | Installments												8
Finance Lease - Insurance Note 1 [Member]
Debt Instrument [Line Items]
Monthly installments of principal and interest							$ 3,919		4,963
Interest rate														12.72%	9.90%
Notes payable outstanding balance									192,804	134,098				$ 147,810	$ 121,637
Notes Payable Related Parties [Member]
Debt Instrument [Line Items]
Interest rate								3.00%
Notes payable outstanding balance								$ 267,000	0	267,000
Maturity date								Jun. 25, 2020
Stock price | $ / shares								$ 7.70
Amortization of debt discount									94,627
Repayments short-term note Amount						$ 267,000
Notes Payable Related Parties [Member] | Warrant [Member]
Debt Instrument [Line Items]
Debt discount									$ 146,779
Shares issued | shares								11,920
Stock price | $ / shares									$ 7.00
Exercise price | $ / shares									$ 7.70
Expected term									5 years
Expected volatility									86.00%
Discount rate									1.609%
Notes Payable Related Parties One [Member]
Debt Instrument [Line Items]
Interest rate								3.00%
Notes payable outstanding balance								$ 733,000	$ 0	733,000
Maturity date								Jun. 25, 2020
Stock price | $ / shares								$ 7.70
Repayments short-term note Amount						$ 733,000
Notes Payable Related Parties One [Member] | Warrant [Member]
Debt Instrument [Line Items]
Shares issued | shares								32,724
Notes Payable [Member]
Debt Instrument [Line Items]
Maturity date		Nov. 11, 2019
Discount rate		5.00%
Amortization of debt discount		$ 250,000								$ 12,500
Shareholder Total, net		$ 262,500